INTERNAL-USE SOFTWARE, NET	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
OLD PlayStudios, Inc.
INTERNAL-USE SOFTWARE, NET

NOTE 8—INTERNAL-USE SOFTWARE, NET

Internal-use software, net consists of the following:

	March 31, 2021	December 31, 2020
Internal-use software	$109,106	$103,041
Less: accumulated amortization	(69,032)	(64,285)
Total internal-use software, net	$40,074	$38,756

The Company capitalized internal-use software development costs of $6.9 million and $5.9 million during the three months ended March 31, 2021 and 2020, respectively. Total amortization expense associated with its capitalized internal-use software development costs during the three months ended March 31, 2021 and 2020 was $5.2 million and $4.3 million, respectively. The aggregate amortization expense for internal-use software, net is reflected in “Depreciation and amortization” in the Consolidated Statements of Operations. There were no write-offs or impairment charges recorded during the three months ended March 31, 2021 and 2020.

NOTE 6—INTERNAL-USE SOFTWARE, NET

Internal-use software, net consists of the following (in thousands):

	December 31,
	2020	2019
Internal-use software	$103,041	$75,781
Less: accumulated amortization	(64,285)	(44,787)
Total internal-use software, net	$38,756	$30,994

The Company capitalized internal-use software development costs of $25.8 million, $21.9 million and $22.2 million during the years ended December 31, 2020, 2019 and 2018, respectively. Total amortization expense associated with its capitalized internal-use software development costs for the years ended December 31, 2020, 2019 and 2018 was $18.7 million, $21.1 million and $13.1 million, respectively.

Due to the removal of Royal Charm Slots from all platforms as described in Note 9, the Company reevaluated the associated useful lives which resulted in accelerated amortization of $4.7 million for the year ended December 31, 2019. In 2018, the Company cancelled the development of a game which was written down to its carrying value of zero. As a result, the Company recognized a loss on disposal of $1.3 million which is included within “General and administrative” expenses in the Consolidated Statements of Operations for the year ended December 31, 2018. In connection with the cancellation and as further discussed in Note 8, the Company also accrued a termination fee of $2.0 million as of December 31, 2018. There were no write-offs or impairment charges recorded for the years ended December 31, 2020, 2019 and 2018.

The aggregate amortization expense for internal-use software, net is reflected in “Depreciation and amortization” in the Consolidated Statements of Operations.